Nature of Operations and Significant Accounting Policies (Detail) (USD $)	3 Months Ended	4 Months Ended	12 Months Ended								85 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2014
Nature Of Operations And Significant Accounting Policies Textual [Abstract]
Net loss	$ (4,476,000)	$ (3,671,266)
Proceeds from related party debt by issuing unsecured promissory note		2,000,000
Zeta Acquisition Corp III
Nature Of Operations And Significant Accounting Policies Textual [Abstract]
Net loss			(30,734)	(28,611)	(27,315)	(27,040)	(22,395)	(19,996)	(33,623)	(14,977)	(204,691)
Proceeds from related party debt by issuing unsecured promissory note			$ 15,000	$ 25,000							$ 135,000